Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 16,873,960	₩ 17,520,013	₩ 17,091,816
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,480,318	1,405,556	1,264,149
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,393,642	16,114,457	15,827,667
Goods [member] | Cellular services [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,215,886	1,213,314	1,080,015
Goods [member] | Fixed-line telecommunication services [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119,599	74,065	95,218
Goods [member] | Others [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112,859	93,109	60,914
Products and service [member] | Others [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,974	25,068	28,002
Wireless service [member] | Cellular services [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,770,423	10,638,961	10,582,963
Cellular interconnection [member] | Cellular services [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	532,156	592,755	614,446
Other [member] | Cellular services [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	860,432	817,105	727,485
Fixed line telephone service [member] | Cellular services [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	291,028	308,051	346,580
Fixed line interconnection [member] | Cellular services [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,742	116,069	134,089
Internet protocol television [member] | Fixed-line telecommunication revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,140,327	1,010,159	825,111
International calls [member] | Fixed-line telecommunication revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,415	89,412	95,986
Internet service and miscellaneous [member] | Fixed-line telecommunication revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,205,487	1,126,395	1,154,209
E-commerce service [member] | E-commerce services revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	618,079	647,100	546,225
Miscellaneous [member] | Other revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 799,553	₩ 768,450	₩ 800,573